Property and Equipment, Net (Details) - Schedule of property and equipment, net - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	¥ 536,801	¥ 610,835
Less: Accumulated depreciation	(264,089)	(225,788)
Impairment loss	(41,889)	(34,595)
Add: Foreign exchange differences	252	290
Construction in progress	720	238
Total	231,795	350,980
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	346,732	393,388
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	148,459	164,436
Furniture [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	14,480	20,504
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	27,031	32,388
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	¥ 99	¥ 119